Operating revenue	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Operating revenue
5	Operating revenue

The Group is principally engaged in the operation of civil aviation, including the provision of passenger, cargo, mail delivery, and other extended transportation services.

(i)	Disaggregation of revenue

			2018	2017	2016
	Note		RMB million	RMB million	RMB million
				(Note)	(Note)
Revenue from contracts with customers within the scope of IFRS 15:
Disaggregated by service lines
-Traffic revenue
– Passenger			128,038	112,791	102,502
– Cargo and mail			10,026	9,082	7,191
-Commission income			2,619	2,781	2,518
-Hotel and tour operation income			676	547	625
-General aviation income			476	467	461
-Ground services income			429	429	384
-Expired sales in advance of carriage			—	396	376
-Air catering income			391	335	253
-Cargo handling income			254	241	201
-Others			536	553	291

			143,445	127,622	114,802
Revenue from other sources:
-Rental income	19	(f)	178	184	179

			143,623	127,806	114,981

Note: The Group has initially applied IFRS 15 at January 1, 2018, using the cumulative effect method. Under this method, the comparative information is not restated (see Note 2(b)(ii)).

Disaggregation of revenue from contracts with customers by the timing of revenue recognition and by geographic markets is disclosed in Notes 6(a) and 6(b) respectively.

(ii)	Revenue expected to be recognised in the future arising from contracts with customers in existence at the reporting date

As at December 31, 2018, the aggregated amount of the transaction price allocated to the remaining performance obligation, which is the unredeemed credits under the frequent flyer award programmes, amounted to RMB3,711 million (Note 39). This amount represents revenue expected to be recognised in the future when the customers take possession of the goods or services redeemed.